WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.3%
	ARGENTINA — 3.4%
11,866	MercadoLibre, Inc.*	$18,614,194
	AUSTRALIA — 1.2%
29,704	CSL Ltd.	6,323,595
	BRAZIL — 1.6%
2,192,300	Magazine Luiza S.A.	8,671,040
	CANADA — 6.4%
23,208	Lululemon Athletica, Inc.*	9,287,145
17,069	Shopify, Inc.*	25,602,305
		34,889,450
	CHINA — 3.8%
121,700	Tencent Holdings Ltd.	7,339,455
885,436	Wuxi Biologics Cayman, Inc.*	13,524,285
		20,863,740
	FRANCE — 5.7%
25,005	LVMH Moet Hennessy Louis Vuitton S.E.	20,020,513
48,131	Pernod Ricard S.A.	10,622,746
		30,643,259
	HONG KONG — 1.9%
859,000	AIA Group Ltd.	10,278,520
	INDIA — 2.2%
170,022	HDFC Bank Ltd. - ADR	11,998,452
	ITALY — 1.7%
42,281	Ferrari N.V.	9,214,560
	JAPAN — 2.0%
19,910	Keyence Corp.	11,089,930
	NETHERLANDS — 2.5%
4,899	Adyen N.V.*	13,276,427
	SWEDEN — 4.6%
185,716	Atlas Copco A.B. - A Shares	12,577,625
69,625	Evolution A.B.	12,114,768
		24,692,393

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND — 3.7%
104,380	Alcon, Inc.	$7,598,343
8,533	Mettler-Toledo International, Inc.*	12,575,168
		20,173,511
	TAIWAN — 3.0%
141,598	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	16,515,991
	UNITED STATES — 53.6%
225,292	Amphenol Corp. - Class A	16,331,417
130,568	Church & Dwight Co., Inc.	11,304,577
24,151	Costco Wholesale Corp.	10,378,168
88,905	Entegris, Inc.	10,725,499
19,282	Fair Isaac Corp.*	10,102,033
91,575	First Republic Bank	17,858,957
98,348	Floor & Decor Holdings, Inc. - Class A*	11,999,439
174,387	Graco, Inc.	13,616,137
77,152	HEICO Corp. - Class A	9,357,766
17,200	Lam Research Corp.	10,963,452
23,085	MSCI, Inc.	13,757,737
99,875	NIKE, Inc. - Class B	16,730,061
60,478	Old Dominion Freight Line, Inc.	16,277,654
16,200	Procore Technologies, Inc.*	1,673,136
17,923	ServiceNow, Inc.*	10,536,752
72,568	Sherwin-Williams Co.	21,119,465
97,743	Stryker Corp.	26,482,488
35,587	Thermo Fisher Scientific, Inc.	19,217,336
71,524	Visa, Inc. - Class A	17,622,798
60,075	West Pharmaceutical Services, Inc.	24,734,680
		290,789,552
	TOTAL COMMON STOCKS
	(Cost $372,511,486)	528,034,614

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.8%
$15,330,036	UMB Money Market II Special, 0.01%[1]	$15,330,036
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $15,330,036)	15,330,036
	TOTAL INVESTMENTS — 100.1%
	(Cost $387,841,522)	543,364,650
	Liabilities in Excess of Other Assets — (0.1)%	(326,241)
	TOTAL NET ASSETS — 100.0%	$543,038,409

ADR – American Depository Receipt

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.